Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INVESTMENT TRUST
Entity Central Index Key	0000908406
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000039168 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	Investor Class
Trading Symbol	ACCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000189691 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	I Class
Trading Symbol	ACCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs.
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000039170 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	A Class
Trading Symbol	ACCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000039172 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	C Class
Trading Symbol	ACCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000039173 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R Class
Trading Symbol	ACCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000039169 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	R5 Class
Trading Symbol	ACCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000222299 [Member]
Shareholder Report [Line Items]
Fund Name	Core Plus Fund
Class Name	G Class
Trading Symbol	ACCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 428,784,417
Holdings Count | holding	580
Advisory Fees Paid, Amount	$ 1,125,397
Investment Company, Portfolio Turnover	96.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

C000017955 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Investor Class
Trading Symbol	ADFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000017957 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	I Class
Trading Symbol	ACBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000189684 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	Y Class
Trading Symbol	ADVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000017956 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	A Class
Trading Symbol	ADFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000017960 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	C Class
Trading Symbol	CDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000017961 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R Class
Trading Symbol	ADVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000189686 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R5 Class
Trading Symbol	ADRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000131613 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	R6 Class
Trading Symbol	ADDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000237256 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Bond Fund
Class Name	G Class
Trading Symbol	ACDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 4,893,022,968
Holdings Count | holding	521
Advisory Fees Paid, Amount	$ 3,588,085
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

C000191071 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Investor Class
Trading Symbol	AHIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000191072 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	I Class
Trading Symbol	AHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000191073 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	Y Class
Trading Symbol	NPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000191074 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	A Class
Trading Symbol	AHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000191075 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R5 Class
Trading Symbol	AHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000191076 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	R6 Class
Trading Symbol	AHIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000237257 [Member]
Shareholder Report [Line Items]
Fund Name	High Income Fund
Class Name	G Class
Trading Symbol	ACHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,910,964,010
Holdings Count | holding	1,348
Advisory Fees Paid, Amount	$ 3,100,268
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

C000017962 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Investor Class
Trading Symbol	ABHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000189687 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	I Class
Trading Symbol	AHYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000189688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	Y Class
Trading Symbol	AHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000017963 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	A Class
Trading Symbol	AHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000017967 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	C Class
Trading Symbol	AHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.72%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.72%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000017968 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R Class
Trading Symbol	AHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000017964 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R5 Class
Trading Symbol	ACYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000131614 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Fund
Class Name	R6 Class
Trading Symbol	AHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 87,964,640
Holdings Count | holding	309
Advisory Fees Paid, Amount	$ 301,868
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

C000144171 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Investor Class
Trading Symbol	ASIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000189695 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	I Class
Trading Symbol	ASIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000189696 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	Y Class
Trading Symbol	ASYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000144173 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	A Class
Trading Symbol	ASIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000144168 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	C Class
Trading Symbol	ASIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.56%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000144169 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R Class
Trading Symbol	ASIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000144172 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R5 Class
Trading Symbol	ASIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000144170 [Member]
Shareholder Report [Line Items]
Fund Name	Multisector Income Fund
Class Name	R6 Class
Trading Symbol	ASIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 109,455,489
Holdings Count | holding	351
Advisory Fees Paid, Amount	$ 255,556
Investment Company, Portfolio Turnover	78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

C000017976 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	Investor Class
Trading Symbol	BPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,489,280,557
Holdings Count | holding	142
Advisory Fees Paid, Amount	$ 6,953,373
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - Investor Class	3.77%
7-Day Effective Yield - Investor Class	3.84%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

C000017977 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	A Class
Trading Symbol	ACAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 2,489,280,557
Holdings Count | holding	142
Advisory Fees Paid, Amount	$ 6,953,373
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - A Class	3.52%
7-Day Effective Yield - A Class	3.59%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

C000017980 [Member]
Shareholder Report [Line Items]
Fund Name	Prime Money Market Fund
Class Name	C Class
Trading Symbol	ARCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 2,489,280,557
Holdings Count | holding	142
Advisory Fees Paid, Amount	$ 6,953,373
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - C Class	3.03%
7-Day Effective Yield - C Class	3.07%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

C000039177 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	Investor Class
Trading Symbol	ACSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000189692 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	I Class
Trading Symbol	ASHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000039179 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	A Class
Trading Symbol	ACSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000039175 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	C Class
Trading Symbol	ACSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000039176 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R Class
Trading Symbol	ACSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000039178 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R5 Class
Trading Symbol	ACSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000194393 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	R6 Class
Trading Symbol	ASDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000224786 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Fund
Class Name	G Class
Trading Symbol	ASDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,104,944,605
Holdings Count | holding	315
Advisory Fees Paid, Amount	$ 1,335,657
Investment Company, Portfolio Turnover	91.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

C000017969 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Investor Class
Trading Symbol	APOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000189689 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	I Class
Trading Symbol	APOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000189690 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	Y Class
Trading Symbol	APOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000017971 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	A Class
Trading Symbol	APOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000017973 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	C Class
Trading Symbol	APOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000017974 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R Class
Trading Symbol	APORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000017970 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R5 Class
Trading Symbol	APISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000131615 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	R6 Class
Trading Symbol	APODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000194391 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation Protection Bond Fund
Class Name	G Class
Trading Symbol	APOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,484,624,444
Holdings Count | holding	91
Advisory Fees Paid, Amount	$ 2,095,912
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

C000144162 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Investor Class
Trading Symbol	ASDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000189693 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	I Class
Trading Symbol	ASDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000189694 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	Y Class
Trading Symbol	ASYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000144164 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	A Class
Trading Symbol	ASADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000144165 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	C Class
Trading Symbol	ASCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$77	1.52%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000144166 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R Class
Trading Symbol	ASDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000144163 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R5 Class
Trading Symbol	ASDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000144167 [Member]
Shareholder Report [Line Items]
Fund Name	Short Duration Strategic Income Fund
Class Name	R6 Class
Trading Symbol	ASXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 765,576,467
Holdings Count | holding	383
Advisory Fees Paid, Amount	$ 1,619,591
Investment Company, Portfolio Turnover	94.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

C000017975 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TCRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 905,865,056
Holdings Count | holding	74
Advisory Fees Paid, Amount	$ 1,811,424
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - Investor Class	3.77%
7-Day Effective Yield - Investor Class	3.84%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%

C000162988 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	A Class
Trading Symbol	AGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 905,865,056
Holdings Count | holding	74
Advisory Fees Paid, Amount	$ 1,811,424
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - A Class	3.52%
7-Day Effective Yield - A Class	3.58%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%

C000162989 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	C Class
Trading Symbol	AGHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 905,865,056
Holdings Count | holding	74
Advisory Fees Paid, Amount	$ 1,811,424
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - C Class	3.02%
7-Day Effective Yield - C Class	3.07%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%